INVESTMENT IN JOINTLY CONTROLLED ENTITY (Narrative) (Details)	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Oct. 01, 2011 CNY	Dec. 31, 2011 Shareholders' loan [Member] CNY	Dec. 31, 2012 Shareholders' loan [Member] CNY	Oct. 01, 2011 Shareholders' loan [Member] CNY	Dec. 31, 2011 Investment in jointly controlled entity [Member] CNY	Dec. 31, 2012 Investment in jointly controlled entity [Member] CNY	Oct. 01, 2011 Investment in jointly controlled entity [Member] CNY	Dec. 31, 2011 Gross [Member] CNY	Dec. 31, 2012 Gross [Member] CNY	Oct. 01, 2011 Gross [Member] CNY	Dec. 31, 2011 Shares of loss [Member] CNY	Dec. 31, 2012 Shares of loss [Member] CNY	Oct. 01, 2011 Shares of loss [Member] CNY	Oct. 01, 2011 Motel 168 [Member]	Oct. 01, 2011 Suzhou Taide Hotels Management Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest in jointly controlled entity																			50.00%	50.00%
Share of loss of jointly controlled entity	853,000	$ 269,000	1,676,000	853,000	0		0	0		0	0		0	0		853,000	1,676,000
Investment in jointly controlled entity	8,301,000	$ 1,063,000	6,625,000	8,301,000		9,154,000	10,000,000	10,000,000	10,000,000	500,000	500,000	500,000	10,500,000	10,500,000	10,500,000	(2,199,000)	(3,875,000)	(1,346,000)